Loans Held for Sale Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 791,382	$ 2,088,046
Servicing Asset at Amortized Value Originated Additions	100,426	76,238	56,268
Loans transferred from held for sale to held for investment		1,953,013	15,788
Loans Transferred from Held for Investment to Held for Sale	725,610	242,878	780,391
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans transferred from held for sale to held for investment	810,885
Variable Interest, Not Primary Beneficiary, Securitizations through Ginnie Mae not Meeting Sale Accounting Criteria [Member] | Government National Mortgage Association Certificates and Obligations (GNMA) [Member]

Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	$ 50,534	$ 99,121